Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended			34 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 02, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and Non-PEO NEOs, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(3)	Compensation Actually Paid to Second PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(7)	Net Loss
2025	678,216	2,160,767	(132,786)	1,415,051	494,788	143,198	29	(10,578,420)
2024	1,180,139	—	1,093,370	—	669,293	631,251	71	(10,417,813)
2023	627,699	—	92,157	—	400,334	152,584	73	(9,954,020)

(1)	R. Daniel Brdar served as President and Chief Executive Officer until November 2, 2025.

(2)	David Somo was appointed President and Chief Executive Officer effective November 3, 2025.

(3)

CAP reflects the exclusions and inclusions of certain amounts for the First PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for First PEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for First PEO are derived from the second table in this footnote.

Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total For First PEO	Exclusion of Stock Awards for First PEO	Inclusion of Equity Values for First PEO	CAP to First PEO
2025	678,216	(337,709)	(473,293)	(132,786)
2024	1,180,139	(599,250)	512,481	1,093,370
2023	627,699	—	(535,542)	92,157

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for First PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for First PEO	Inclusion of Equity Values for First PEO
2025	142,100	(138,952)	—	(476,441)	(473,293)
2024	641,750	(93,669)	—	(35,600)	512,481
2023	—	(432,642)	—	(102,900)	(535,542)

(4)

CAP reflects the exclusions and inclusions of certain amounts for the Second PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for Second PEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for Second PEO are derived from the second table in this footnote.

Year	Summary Compensation Table Total For Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	CAP to Second PEO
2025	2,160,767	(2,083,739)	1,338,023	1,415,051

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for Second PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for Second PEO	Inclusion of Equity Values for Second PEO
2025	1,338,023	—	—	—	1,338,023

(5)	Our only non-PEO NEO for each year presented was Timothy Burns, our CFO.

(6)

CAP reflects the exclusions and inclusions of certain amounts for the non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for non-PEO NEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for non-PEO NEO are derived from the second table in this footnote.

Non-PEO NEO Average Total Compensation Amount		$ 494,788	$ 669,293	$ 400,334
Non-PEO NEO Average Compensation Actually Paid Amount		$ 143,198	631,251	152,584
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for non-PEO NEO	Exclusion of Stock Awards for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO	CAP to non- PEO NEO
2025	494,788	(174,570)	(177,020)	143,198
2024	669,293	(282,000)	243,958	631,251
2023	400,334	—	(247,750)	152,584

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for non-PEO NEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO
2025	108,113	(118,930)	—	(166,203)	(177,020)
2024	302,000	(37,951)	—	(20,091)	243,958
2023	—	(196,297)	—	(51,453)	(247,750)

(7)

Assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are not fully aligned with the Company’s cumulative TSR over the three years presented in the pay versus performance table. The CAP for the first PEO and non-NEO PEOs increased from 2023 to 2024, despite the relatively small decrease in TSR, due to the lack of annual equity grants to these individuals in 2023. CAP to TSR was fully aligned from 2024 to 2025 for the first PEO and non-NEO PEOs as CAO decreased along with TSR. The CAP for the second PEO was not aligned with the decrease in TSR from 2024 to 2025 due to the value of inducement grants to the second PEO related to his joining the Company as President and CEO on November 3, 2025.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are not fully aligned with the Company’s net loss over the three years presented in the pay versus performance table. The increase in CAP from 2023 to 2024 was primarily due to the lack of annual equity grants in 2023 to NEOs. The decrease in CAP from 2024 to 2025 was aligned with the increase in net loss for the first PEO and non-NEO PEOs. The CAP for the second PEO was not aligned with the increase in net loss from 2024 to 2025 as it was primarily driven by the value of inducement grants to the second PEO related to his joining the Company as President and CEO on November 3, 2025.

Total Shareholder Return Amount		$ 29	71	73
Net Income (Loss)		(10,578,420)	(10,417,813)	(9,954,020)
PEO Name	David Somo				R. Daniel Brdar
R. Daniel Brdar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		678,216	1,180,139	627,699
PEO Actually Paid Compensation Amount		(132,786)	1,093,370	92,157
David Somo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,160,767	0	0
PEO Actually Paid Compensation Amount		1,415,051	0	0
PEO | R. Daniel Brdar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(337,709)	(599,250)	0
PEO | R. Daniel Brdar [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(473,293)	512,481	(535,542)
PEO | R. Daniel Brdar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		142,100	641,750	0
PEO | R. Daniel Brdar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(138,952)	(93,669)	(432,642)
PEO | R. Daniel Brdar [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | R. Daniel Brdar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(476,441)	(35,600)	(102,900)
PEO | David Somo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,083,739)
PEO | David Somo [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,338,023
PEO | David Somo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,338,023
PEO | David Somo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Somo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Somo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(174,570)	(282,000)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(177,020)	243,958	(247,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		108,113	302,000	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(118,930)	(37,951)	(196,297)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (166,203)	$ (20,091)	$ (51,453)